INTANGIBLE ASSETS - Changes in Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets
Balance at beginning of year	$ 5,578
Balance at end of year	5,547	$ 5,578
R&D assets
Reconciliation of changes in intangible assets
Balance at beginning of year	5,578
Balance at end of year	5,547	5,578
R&D assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	5,757	5,757
Balance at end of year	5,757	5,757
R&D assets | Accumulated amortization
Reconciliation of changes in intangible assets
Balance at beginning of year	(179)	(148)
Amortization charges	(31)	(31)
Balance at end of year	(210)	(179)
Commercialization assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	11,788	89,373
Disposal during the year	(11,788)	(77,585)
Balance at end of year		11,788
Commercialization assets | Accumulated impairments and amortization
Reconciliation of changes in intangible assets
Balance at beginning of year	(11,788)	(29,356)
Disposal during the year	$ 11,788	18,082
Amortization and impairment charges		(514)
Balance at end of year		$ (11,788)